Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
(a)	Basis of Presentation

The accompanying consolidated financial statements for the years ended December 31, 2020 and 2019 have been prepared in accordance and in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding consolidated financial information.

On November 25, 2019, the Company effectuated a reverse stock split of its shares of Common Stock whereby every twenty-four (24) pre-split shares of Common Stock were exchanged for one (1) post-split share of the Company’s Common Stock (“Reverse Stock Split”). No fractional shares were issued in connection with the Reverse Stock Split and the remaining fractions were rounded up to the next whole share. Shareholders who would otherwise have held a fractional share of the Common Stock were given one additional full share of the Company’s Common Stock. Share amounts presented in these consolidated financial statements have been adjusted to reflect the Reverse Stock Split.

Use of Estimates and Judgments
(b)	Use of Estimates and Judgments

The preparation of financial statements in conformity with US GAAP requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about significant areas of estimation, uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements are included in the following notes for revenue recognition, allowances for doubtful accounts, inventory valuations, impairment of intangible assets and valuation of share-based payments.

Functional and Presentation Currency
(c)	Functional and Presentation Currency

These consolidated financial statements are presented in U.S. Dollars, which is the Company’s functional currency. All financial information presented in U.S. Dollars has been rounded to the nearest dollar. Foreign Currency Transaction Gains or Losses, resulting from cash balances denominated in Foreign Currencies, are recorded in the Consolidated Statements of Comprehensive Loss.

Comprehensive Loss
(d)	Comprehensive Loss

The Company follows Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 220 in reporting comprehensive loss. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.

Cash and Cash Equivalents
(e)	Cash and Cash Equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal date or use, to be cash equivalents.

Restricted Cash
(f)	Restricted Cash

At December 31, 2020 and 2019, restricted cash included in non-current assets on the Company’s Consolidated Balance Sheets was $0 and $115,094, respectively, representing cash in trust for the purpose of funding legal fees for certain litigations.

Fair Value of Financial Instruments
(g)	Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, marketable securities, receivables and trade and other payables. The carrying value of cash and cash equivalents, receivables and trade and other payables approximate their fair value because of their short maturities.

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2	Inputs to the valuation methodology include:

●	quoted prices for similar assets or liabilities in active markets;

●	quoted prices for identical or similar assets or liabilities in inactive markets;

●	inputs other than quoted prices that are observable for the asset or liability;

●	inputs that are derived principally from or corroborated by observable market data by correlation or other means

If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value as of December 31, 2020 and December 31, 2019.

Marketable Securities: Valued using quoted prices in active markets for identical assets.

	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities at December 31, 2020	$16,718,452	$-	$-

Marketable securities at December 31, 2019	$9,164,273	$-	$-

Marketable securities are classified as available for sale and are valued at fair market value. Maturities of the securities are less than one year.

As of December 31, 2020, the Company held certain mutual funds which, under FASB ASC 321-10, were considered equity investments. As such, the change in fair value in the year ended December 31, 2020 of a gain of $54,100 includes the reclassification of the accumulated other comprehensive income of $17,886 as of December 31, 2019, which was included in net loss from continuing operations in the Consolidated Statements of Comprehensive Loss.

Gains and losses resulting from the sales of marketable securities were (losses) and gains of ($36,714) and $3,952 for the years ended December 31, 2020 and 2019, respectively

Proceeds from the sales of marketable securities in the years ended December 31, 2020 and 2019 were $2,314,374 and $2,857,960, respectively.

Trade Receivables and Allowance for Doubtful Accounts
(h)	Trade Receivables and Allowance for Doubtful Accounts

The carrying amounts of current trade receivables is stated at cost, net of allowance for doubtful accounts and approximate their fair value given their short-term nature.

The normal credit terms extended to customers ranges between 30 and 90 days. Credit terms longer than these may be extended after considering the credit worthiness of the customers and the business requirements. The Company reviews all receivables that exceed terms and establishes an allowance for doubtful accounts based on management’s assessment of the collectability of trade and other receivables. A considerable amount of judgment is required in assessing the amount of allowance. The Company considers the historical level of credit losses, makes judgments about the credit worthiness of each customer based on ongoing credit evaluations and monitors current economic trends that might impact the level of credit losses in the future.

As of December 31, 2020, and 2019, allowances for doubtful accounts for trade receivables were $0. Bad debt expenses for trade receivables were $0 and $5,325 for the years ended December 31, 2020 and 2019.

Other Receivables
(i)	Other Receivables

Further to the Company’s pursuit of strategic alternatives, pursuant to an unsecured promissory note dated July 4, 2019, on July 25, 2019 the Company advanced $100,000 to a company in the hemp related industry with which the Company had been considering a potential business transaction. Discussions with this party toward a potential transaction have been suspended.

During the year ended December 31, 2020, the Company deemed the promissory note uncollectable and wrote the note off against the reserve.

During the year ended December 31, 2020, the Company advanced MYMD $1,200,000 under a Secured Promissory Note. The Company advanced two additional draws of $600,000, or $1,200,000 cumulatively, on January 21, 2021 and February 25, 2021 to MYMD under this secured promissory note (see Note 3).

As of December 31, 2020 and 2019, allowance for doubtful accounts for other receivables was $0 and $100,000, respectively. Bad debts expense for other receivables were $0 and $100,000 for the years ended December 31, 2020 and 2019.

Prepaid Expenses
(j)	Prepaid Expenses

Prepaid expenses represent expenses paid prior to the date that the related services are rendered or used are recorded as prepaid expenses. Prepaid expenses are comprised principally of prepaid insurance.

Concentrations
(k)	Concentrations

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash on deposit with financial institutions and accounts receivable. At times, the Company’s cash in banks is in excess of the FDIC insurance limit. The Company has not experienced any loss as a result of these cash deposits. These cash balances are maintained with two banks.

Risk Management of Cash Investments
(l)	Risk Management of Cash Investments

It is the Company’s policy to minimize the Company’s capital resources to investment risks, prioritizing the preservation of capital over investment returns. Investments are maintained in securities, primarily publicly traded, short-term money market funds based on highly rated federal, state and corporate bonds, that minimize the risk to the Company’s capital resources and provide ready access to funds.

The Company’s investment portfolios are regularly monitored for risk and are held with two brokerage firms.

Property, Plant and Equipment
(m)	Property, Plant and Equipment

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Costs include expenditures that are directly attributable to the acquisition of the asset.

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment and are recognized within “other (income)/expense” in the Consolidated Statements of Comprehensive Loss.

Depreciation is recognized in profit and loss on the accelerated basis over the estimated useful lives of the property, plant and equipment. Leased assets are depreciated over the shorter of the lease term or their useful lives.

The estimated useful lives for the current and comparative periods are as follows:

Useful Life
(in years)
Plant and equipment	5-12
Furniture and fixtures	5-10
Computer equipment & software	3-5
Leasehold Improvements	Shorter of the remaining lease or estimated useful life

Depreciation methods, useful lives and residual values are reviewed at each reporting date.

Intangible Assets
(n)	Intangible Assets

The Company’s long-lived intangible assets, other than goodwill, are assessed for impairment when events or circumstances indicate there may be an impairment. These assets were initially recorded at their estimated fair value at the time of acquisition and assets not acquired in acquisitions were recorded at historical cost. However, if their estimated fair value is less than the carrying amount, other intangible assets with indefinite lives are reduced to their estimated fair value through an impairment charge to our Consolidated Statements of Comprehensive Loss.

Patents and Trade Secrets

The Company has developed or acquired several diagnostic tests that can detect the presence of various substances in a person’s breath, blood, urine and saliva. Propriety protection for the Company’s products, technology and process is important to its competitive position. As of December 31, 2019, the Company has ten patents from the United States Patent Office in effect. Other patents are in effect in Australia through the Design Registry European Union Patents, in Hong Kong and in Japan. Patents are in the national phase of prosecution in many Patent Cooperation Treaty participating countries.  Additional proprietary technology consists of numerous different inventions. Management intends to protect all other intellectual property (e.g. copyrights, trademarks and trade secrets) using all legal remedies available to the Company.

Patent Costs

Costs associated with applying for patents are capitalized as patent costs. Once the patents are approved, the respective costs are amortized over their estimated useful lives (maximum of 17 years) on a straight-line basis and assessed for impairment when necessary. Patent pending costs for patents that are not approved are charged to the Consolidated Statements of Comprehensive Loss the year the patent is rejected.

In addition, patents may be purchased from third parties. The costs of acquiring the patent are capitalized as patent costs if it represents a future economic benefit to the Company. Once a patent is acquired it is amortized over its remaining useful life and assessed for impairment when necessary.

Other Intangible Assets

Other intangible assets that are acquired by the Company, which have definite useful lives, are measured at cost less accumulated amortization and accumulated impairment losses.

Amortization

Amortization is recognized on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use. The estimated useful lives for the current and comparative periods are as follows:

Useful Life
(in years)
Patents and trademarks	12-17

Right-of-Use Assets
(o)	Right-of-Use Assets

The Company leased its facility in West Deptford, New Jersey (the “Thorofare Facility”) under an operating lease (“Thorofare Lease”) with annual rentals of $132,000 plus common area maintenance (CAM) charges. The Thorofare Facility houses the Company’s office, manufacturing, laboratory and warehouse space. The Thorofare Lease took effect on January 1, 2008. On January 7, 2013, the Company extended the Thorofare Lease extending the term to December 31, 2019. On November 11, 2019, the Company entered into another extension of the Thorofare Lease, extending the term to December 31, 2021, effective January 1, 2020, and providing for an early termination option with a 150-day notice period. On July 16, 2020, the Company exercised the early termination option under the lease agreement, with the effect of the post exercise lease maturity date changing to December 13, 2020. The lease terminated on November 30, 2020, at the lessor’s request, and the property was handed over to the property manager on November 30, 2020.

On January 1, 2020 (“Effective Date”), the Company adopted FASB ASC, Topic 842, Leases (“ASC 842”), which increases transparency and comparability by recognizing a lessee’s rights and obligations resulting from leases by recording them on the balance sheet as lease assets and lease liabilities. The new guidance requires the recognition of the right-of-use (“ROU”) assets and related operating and finance lease liabilities on the balance sheet. The Company adopted the new guidance using the modified retrospective approach on January 1, 2020. As a result, the Consolidated Balance Sheet as of December 31, 2019 was not restated and is not comparative.

The adoption of ASC 842 resulted in the recognition of ROU assets of $306,706 and lease liabilities for an operating lease of $306,706 on the Company’s Consolidated Balance Sheet as of January 1, 2020.

The Company elected the package of practical expedients permitted within the standard, which allows an entity to forgo reassessing (i) whether a contract contains a lease, (ii) classification of leases, and (iii) whether capitalized costs associated with a lease meet the definition of initial direct costs. Also, the Company elected the expedient allowing an entity to use hindsight to determine the lease term and impairment of ROU assets and the expedient to allow the Company to not have to separate lease and non-lease components. The Company has also elected the short-term lease accounting policy under which the Company would not recognize a lease liability or ROU asset for any lease that at the commencement date has a lease term of twelve months or less and does not include a purchase option that the Company is more than reasonably certain to exercise.

For contracts entered into on or after the Effective Date, at the inception of a contract, the Company will assess whether the contract is, or contains, a lease. The Company’s assessment is based on: (i) whether the contract involves the use of a distinct identified asset, (ii) whether the Company obtained the right to substantially all the economic benefit from the use of the asset throughout the period, and (iii) whether the Company has the right to direct the use of the asset. Leases entered into prior to January 1, 2020, which were accounted for under ASC 840, were not reassessed for classification.

For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments. The Company generally uses its incremental borrowing rate as the discount rate for leases, unless an interest rate is implicitly stated in the lease. The present value of the lease payments is calculated using the incremental borrowing rate for operating leases, which was determined using a portfolio approach based on the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The lease term for all of the Company’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Company option to extend the lease that the Company is reasonably certain to exercise, or an option to extend the lease controlled by the lessor. All ROU assets are reviewed for impairment.

Lease expense for operating leases consists of the lease payments plus any initial direct costs and is recognized on a straight-line basis over the lease term.

In June 2020, the Company recorded an adjustment to its right-of-use asset and liability in the amounts of $153,709 and $155,737, respectively, to adjust for the effect of the Company having elected to exercise the early termination option under the lease agreement, as discussed earlier. The following information reflects the effect of the adjustments discussed above in connection with the Company’s exercise of the early termination option.

The Company’s lease expense, including CAM charges was $154,362 for the year ended December 31, 2020.

Other information related to leases is presented below:

Other information	As of December 31, 2020

Operating cash used by operating leases	$151,640
Weighted-average remaining lease term – operating leases (in months)	-
Weighted-average discount rate – operating leases	10%

Recoverability of Long Lived Assets
(p)	Recoverability of Long-Lived Assets

In accordance with FASB ASC 360-10-35 “Impairment or Disposal of Long-lived Assets”, long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable or that the useful lives of those assets are no longer appropriate. The Company evaluates at each balance sheet date whether events and circumstances have occurred that indicate possible impairment.

The Company determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets.

Investments
(q)	Investments

In accordance with FASB ASC 323, the Company recognizes investments in joint ventures based upon the Company’s ability to significantly influence the operational or financial policies of the joint venture. An objective judgment of the level of influence is made at the time of the investment based upon several factors including, but not limited to the following:

a)	Representation on the Board of Directors

b)	Participation in policy-making processes

c)	Material intra-entity transactions

d)	Interchange of management personnel

e)	Technological dependencies

f)	Extent of ownership and the ability to influence decision making based upon the makeup of other owners when the shareholder group is small.

The Company follows the equity method for valuating investments in joint ventures when the existence of significant influence over operational and financial policy has been established, as determined by management; otherwise, the Company will valuate these investments using the cost method.

Investments recorded using the cost method will be assessed for any decrease in value that has occurred that is other than temporary and the other than temporary decrease in value shall be recognized. As and when circumstances and facts change, the Company will evaluate the Company’s ability to significantly influence operational and financial policy to establish a basis for converting the investment accounted for using the cost method to the equity method of valuation.

Revenue Recognition
(r)	Revenue Recognition

Beginning on January 1, 2019, the Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods and services transferred to the customer. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

The Company does not have any significant contracts with customers requiring performance beyond delivery. Shipping and handling activities are performed before the customer obtains control of the goods and therefore represent a fulfillment activity rather than a promised service to the customer. Revenue and costs of sales are recognized when control of the product transfers to our customer, which generally occurs upon delivery to the customer but can also occur when goods are shipped by the Company, depending on the shipment terms of the contract. The Company’s performance obligations are satisfied at that time. The Company has not historically experienced customer returns of its products.

The Company uses the most likely amount approach to determine the variable consideration of the transaction price in order to account for the contractual rebates and incentives that are estimated and adjusted for over time. The Company provides for rebates to its distributors.

Income Taxes
(s)	Income Taxes

The Company utilizes an asset and liability approach for financial accounting and reporting for income taxes. The provision for income taxes is based upon income or loss after adjustment for those permanent items that are not considered in the determination of taxable income. Deferred income taxes represent the tax effects of differences between the financial reporting and tax basis of the Company’s assets and liabilities at the enacted tax rates in effect for the years in which the differences are expected to reverse.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized. Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In management’s opinion, adequate provisions for income taxes have been made. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. For the years ended December 31, 2020 and 2019, no liability for unrecognized tax benefits was required to be reported.

There is no income tax benefit for the losses for the years ended December 31, 2020 and 2019 since management has determined that the realization of the net deferred assets is not assured and has created a valuation allowance for the entire amount of such tax benefits.

The Company’s policy for recording interest and penalties associated with tax audits is to record such items as a component of general and administrative expense. There were no amounts accrued for penalties and interest for the years ended December 31, 2020 and 2019. The Company does not expect its uncertain tax position to change during the next twelve months. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Research and Development Costs
(t)	Research and Development Costs

In accordance with FASB ASC 730, research and development costs are expensed as incurred and consist of fees paid to third parties that conduct certain research and development activities on the Company’s behalf. These costs included costs incurred to acquire and develop the license for the COVID-19 vaccine project (See Note 3).

Shipping and Handling Fees and Costs
(u)	Shipping and Handling Fees and Costs

The Company charges actual shipping costs plus a handling fee to customers which are classified as product revenue in the Consolidated Statement of Comprehensive Loss. Shipping and other related delivery costs, including those for incoming raw materials are classified as product cost of sales.

Stock-based Payments
(v)	Stock-based Payments

The Company accounts for stock-based compensation under the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. In June 2018, the FASB issued ASU No. 2018-07, Compensation – Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting. The amendments in this Update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. Prior to this Update, Topic 718 applied only to share-based transactions to employees. Consistent with the accounting requirement for employee share-based payment awards, nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.

The Company has elected to account for forfeiture of stock-based awards as they occur.

Basic and Diluted Earnings Per Share of Common Stock
(w)	Basic and Diluted Earnings per Share of Common Stock

Basic earnings per common share is based on the weighted average number of shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted average number of common shares plus dilutive common share equivalents outstanding during the period. Potential common shares that would have the effect of increasing diluted earnings per share are considered anti-dilutive.

As the Company reported a net loss for the years ended December 31, 2020 and 2019, respectively, common stock equivalents were anti-dilutive.

Diluted net loss per share is computed using the weighted average number of common and dilutive potential common shares outstanding during the years ended December 31, 2020 and 2019. The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	For the Years Ended December 31,
	2020	2019
Stock Options	-	40
Restricted Stock Units	789,360	15,603
Warrants to purchase Common Stock	10,925,952	247,215
Pre-funded Warrants to purchase Common Stock	1,040,540	795,000
Warrants to purchase Series C Preferred Stock	55,000	1,990,000
Series D Convertible Preferred Stock	72,992	-
Total potentially dilutive shares	12,883,844	3,047,858

Discontinued Operations
(x)	Discontinued Operations

In accordance with FASB ASC 205, results of operations of a component of an entity that has either been disposed of or is held for sale is to be reported as discontinued operations in the consolidated financial statements if the disposition or sale represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. See Note 6 herein.

Recently Issued Accounting Pronouncements
(y)	Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements Adopted

In February 2016, the FASB issued ASU 2016-02—Leases (Topic 842) (“ASU-2016-02”), which requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. ASU 2016-02 offers specific accounting guidance for a lessee, a lessor, and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The Company has adopted ASU-2016-02, effective January 1, 2020.

Recently Issued Accounting Pronouncements Not Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU-2016-13”). ASU 2016-13 affects loans, debt securities, trade receivables, and any other financial assets that have the contractual right to receive cash. The ASU requires an entity to recognize expected credit losses rather than incurred losses for financial assets. ASU 2016-13 is effective for the fiscal year beginning after December 15, 2022, including interim periods within that fiscal year. The Company expects that there would be no material impact on the Company’s consolidated financial statements upon the adoption of this ASU.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815): (I) Accounting for Certain Financial Instruments with Down Round Features, (II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The amendments in Part I change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. The amendments in Part II recharacterize the indefinite deferral of certain Topic 480, Distinguishing Liabilities from Equity, provisions that now are presented as pending content in the Codification to a scope exception. Those amendments do not have an accounting effect. The amendments in Part I are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption in permitted. As of January 1, 2020, the Company adopted the amendments in Part I which has no impact on the Company’s financial statements

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40), Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The amendments in this Update affect entities that issue convertible instruments and/or contracts in an entity’s own equity. For convertible instruments, the instruments primarily affected are those issued with beneficial conversion features or cash conversion features because the accounting models for those specific features are removed. However, all entities that issue convertible instruments are affected by the amendments to the disclosure requirements in this Update. For contracts in an entity’s own equity, the contracts primarily affected are freestanding instruments and embedded features that are accounted for as derivatives under the current guidance because of failure to meet the settlement conditions of the derivatives scope exception related to certain requirements of the settlement assessment. The settlement assessment was simplified by removing the requirements (1) to consider whether the contract would be settled in registered shares, (2) to consider whether collateral is required to be posted, and (3) to assess shareholder rights. Those amendments also affect the assessment of whether an embedded conversion feature in a convertible instrument qualifies for the derivatives scope exception. Additionally, the amendments in this Update affect the diluted EPS calculation for instruments that may be settled in cash or shares and for convertible instruments. The amendments in this Update are effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. An entity should adopt the guidance as of the beginning of its annual fiscal year. Entities are allowed to adopt the guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company expects to adopt this standard as of January 1, 2021 and does not anticipate the adoption to have a material impact on its financial statements.

Reclassifications
(z)	Reclassifications

Certain reclassifications were made to the reported amounts in these consolidated financial statements as of December 31, 2019 to conform to the presentation as of December 31, 2020.